Other Payables and Accruals	12 Months Ended
Dec. 31, 2022
Other Payables and Accruals
Other Payables and Accruals

8. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2021	2022
Unearned revenue	28,325	30,991
Accrued off-hire	1,768	1,800
Accrued purchases	3,273	4,096
Accrued interest	9,180	12,838
Other accruals	7,625	7,541
Total	50,171	57,266

The unearned revenue of $30,991 represents monthly charter hires received in advance as of December 31, 2022 relating to January 2023 (December 31, 2021: $28,325).